Business Combinations - Amounts Determined at Acquisition (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Mar. 08, 2021 USD ($)	Mar. 08, 2021 EUR (€)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 EUR (€)	Oct. 01, 2020 USD ($)	Oct. 01, 2020 EUR (€)	Sep. 02, 2020 USD ($)	Sep. 02, 2020 EUR (€)	Jul. 20, 2020 USD ($)	Jul. 20, 2020 EUR (€)	Apr. 14, 2020 EUR (€)	Apr. 30, 2019 USD ($)	Apr. 30, 2019 EUR (€)
Interstated Blood Bank, Inc. Group
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Cash and cash equivalents															$ 2,204	€ 1,961
Trade and other receivables															13,575	12,080
Inventories															11,543	10,271
Intangible assets															87	77
Property, plant and equipment															26,661	23,724
Other current assets															2,265	2,015
Goodwill															194,035	172,663
Total assets															56,335	50,128
Long-term liabilities															(11,500)	(10,233)
Current liabilities															(23,091)	(20,550)
Total liabilities and contingent liabilities															(34,591)	(30,783)
Total net assets acquired															21,744	19,345
Total consideration paid															$ 100,000	€ 88,984
Plasmavita Healthcare
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Cash and cash equivalents														€ 359
Trade and other receivables														811
Inventories														1,114
Rights of use														7,856
Intangible assets														177
Investment in group companies														9,548
Non-current financial assets														5,017
Property, plant and equipment														6,506
Other current assets														333
Goodwill														9,987
Total assets														31,721
Deferred tax liabilites														(1,364)
Other non current liabilities														(7,575)
Current liabilities														(1,408)
Total liabilities and contingent liabilities														(10,347)
Total net assets acquired														21,374
Total consideration paid														€ 10,000
Alkahest, Inc.
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Cash and cash equivalents										$ 8,946	€ 7,563
Trade and other receivables										3,019	2,552
Intangible assets										314,198	265,617
Property, plant and equipment										5,879	4,970
Other non-current assets										210	178
Other current assets										1,904	1,610
Goodwill										87,975	74,372
Total assets										334,156	282,489
Non-current financial liabilities										(50,000)	(42,269)
Trade and other payables										(2,204)	(1,863)
Deferred tax liabilites										(87,975)	(74,372)
Other non current liabilities										(23,237)	(19,644)
Other current liabilities										(5,044)	(4,264)
Total liabilities and contingent liabilities										(168,460)	(142,413)
Total net assets acquired										165,696	140,076
Total consideration paid										$ 146,000	€ 123,425
Green Cross
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Cash and cash equivalents								$ 7,133	€ 6,053
Trade and other receivables								4,106	3,484
Inventories								3,534	2,999
Rights of use								13,720	11,642
Intangible assets								3,390	2,877
Property, plant and equipment								186,377	158,148
Other current assets								1,111	943
Deferred tax assets								38,986	33,081
Non-current assets								144	122
Goodwill								228,263	193,690
Total assets								258,501	219,349
Non-current financial liabilities								(15,497)	(13,150)
Trade and other payables								(13,168)	(11,175)
Current financial liabilities								(939)	(797)
Total liabilities and contingent liabilities								(29,604)	(25,122)
Total net assets acquired								$ 228,897	€ 194,227
Total consideration paid												$ 457,160	€ 387,917
BPL Plasma, Inc.
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Inventories						$ 674	€ 557
Non-current financial assets						103	85
Property, plant and equipment						17,424	14,406
Goodwill						366,358	302,898
Total assets						18,201	15,048
Current liabilities						(11)	(9)
Total liabilities and contingent liabilities						(11)	(9)
Total net assets acquired						18,190	15,039
Total consideration paid						$ 384,548	€ 317,937
GigaGen Inc.
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Cash and cash equivalents				$ 14,985	€ 12,389
Trade and other receivables				68	56
Intangible assets				29,061	24,027
Non-current financial assets				183	151
Property, plant and equipment				1,413	1,168
Other current assets				2,864	2,368
Goodwill				127,554	105,460
Total assets				48,574	40,159
Non-current financial liabilities				(21,520)	(17,792)
Current liabilities				(4,363)	(3,607)
Total liabilities and contingent liabilities				(25,883)	(21,399)
Total net assets acquired				22,691	18,760
Total consideration paid				$ 88,811	€ 73,428
Kedplasma, LLC
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Inventories		$ 295	€ 244
Property, plant and equipment		2,961	2,448
Goodwill		51,944	42,946
Total assets		3,256	2,692
Total net assets acquired		3,256	2,692
Total consideration paid		$ 55,200	€ 45,638
Prometic Plasma Resources, Inc.
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Total consideration paid | $	$ 8,805